Derivative Instruments - Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative
Short-term liabilities	$ 0	$ 467
Long-term liabilities	0	0
Total	0	467
Interest Rate Swaps
Derivative
Short-term liabilities	0	467
Long-term liabilities	0	0
Total	$ 0	$ 467